Ordinary Shares	12 Months Ended
Dec. 31, 2015
Ordinary Shares [Abstract]
Ordinary Shares
16.	ORDINARY SHARES

The Company's Memorandum and Articles of Association, as amended, authorizes the Company to issue 500,000,000 ordinary shares with a par value of $0.001 each as of December 31, 2013, 2014 and 2015, respectively.

In December 2013, the Company issued 51,722 ordinary shares to a related party of the Company and 76,372 and 76,372 ordinary shares to each of the two selling shareholders, in connection with the Company's acquisition of 51% equity interest in an overseas internet service company.

In the years of 2013, 2014 and 2015, the Company issued 4,543,902, 4,525,410 and 744,078 ordinary shares for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares, respectively. In the year of 2015, the company also transferred 2,607,129 ordinary shares from its Class A treasury stocks for future delivery to the employees and nonemployees upon exercise of share options or grant of nonvested shares.

The board of directors of the Group approved two batches of share repurchase programs in October 2014 and March 2015 respectively with a total amount up to $400,000. The first batch of $200,000 was completed as of February 2015 and the second batch of $173,011 was completed as of October 2015. During 2015, the Company reissued $102,513 repurchased shares to the employee as share-based compensation.

As of December 31, 2015, there are 151,592,057 Class A ordinary shares and 42,568,349 Class B ordinary shares outstanding, par value $0.001 per share.